EMPLOYEE BENEFIT PLANS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan | United States
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.10%	5.31%
Rate of compensation increase	3.00%	3.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.31%	2.62%	2.39%
Rate of compensation increase	3.00%	3.00%	3.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	6.80%	5.10%	5.00%
Pension Plan | International Pension Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.06%	5.26%
Rate of compensation increase	3.17%	3.18%
Rate of increase in pensions	2.17%	2.07%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.26%	2.61%	2.29%
Rate of compensation increase	3.03%	1.98%	2.84%
Rate of increase in pensions	2.07%	1.90%	1.68%
Rate of return on plan assets	4.36%	3.36%	2.85%
OPRB Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.88%	5.79%
Rate of compensation increase	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	5.79%	3.18%	2.72%
Rate of compensation increase	0.00%	0.00%	0.00%
Rate of increase in pensions	0.00%	0.00%	0.00%
Rate of return on plan assets	0.00%	3.36%	0.00%